TransAccumulator VUL
           A Flexible Premium Variable Universal Life Insurance Policy
                                    Issued by
                 Transamerica Occidental Life Insurance Company
                             Separate Account VUL-6

                         Supplement Dated March 8, 2002

                                       To

                        Prospectus Dated January 8, 2002

The following information supplements the Prospectus. You should read it together with the Prospectus.


The first sentence in the Application for a Policy section on page 37 is amended to read as follows:

     We offer policies to proposed insureds who are between the ages of 0 and 80 (ages 0 and 60 in Texas).